Structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Covered Bond Programme

Covered bond programme
	Fair value pledged mortgage loans		Cash balance structured entity
	2017	2016	2017	2016
Dutch Covered Bond Companies	41,062	43,931	323	39

	41,062	43,931	323	39